Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037